Financial instruments, Location and Fair Value Amounts of Derivative Instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value amounts of derivative instruments [Abstract]
Current - Derivative financial instruments, Assets	€ 7.9	€ 26.6
Long-term - Derivative financial instruments, Assets	3.1	5.5
Current - Derivative financial instruments, Liabilities	33.2	7.9
Long-term - Derivative financial instruments, Liabilities	1.0	3.6
Total derivatives, Assets	11.0	32.1
Total derivatives, Liabilities	34.2	11.5
Recognized (losses)/ gains on cash flow hedges	(1.5)	3.0	€ 0.8
Accumulated other comprehensive (loss)/income	(18.3)	11.9	€ (1.0)
Reclassification of (loss) from accumulated OCI to earnings	(13.8)
Derivatives Designated as Hedging Instruments [Member]
Fair value amounts of derivative instruments [Abstract]
Current - Derivative financial instruments, Assets	6.8	20.5
Long-term - Derivative financial instruments, Assets	3.1	5.5
Current - Derivative financial instruments, Liabilities	30.1	6.9
Long-term - Derivative financial instruments, Liabilities	1.0	3.6
Total derivatives, Assets	9.9	26.0
Total derivatives, Liabilities	31.1	10.5
Derivatives Not Designated as Hedging Instruments [Member]
Fair value amounts of derivative instruments [Abstract]
Current - Derivative financial instruments, Assets	1.1	6.1
Long-term - Derivative financial instruments, Assets	0.0	0.0
Current - Derivative financial instruments, Liabilities	3.1	1.0
Long-term - Derivative financial instruments, Liabilities	0.0	0.0
Total derivatives, Assets	1.1	6.1
Total derivatives, Liabilities	€ 3.1	€ 1.0